INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Nov. 30, 2013
Income Taxes Details Narrative
Net operating loss carryforward	$ 69,000
Net operating loss carryforward expiration period	Expiring beginning in 2032
Expected Federal tax rate	34.00%